                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09084

                                 The Weiss Fund
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 561-515-8558

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

THE WEISS FUND

A LETTER FROM THE PRESIDENT                                    December 31, 2007
Dear Shareholder,

     To assist you in monitoring your investment, I take pride in providing you with the Annual Report for the Weiss Treasury Only Money Market Fund, for the twelve months ended December 31, 2007. This year has been an eventful and interesting one for the credit markets.

     The year has been marked by the transition to slower economic growth in the United States even though the economy expanded at a respectable two-percent rate for the year due, in large part, to robust exports and strong investment in non-residential structures and equipment. However, the deterioration of financial conditions, in both the equity and credit markets, ruled the headlines during the summer months as it became evident that the downturn in the housing market was not contained to merely low-quality subprime mortgages. The mortgage market quite nearly seized up as delinquency rates rose to their highest levels since the mid-1980s, when interest rates on many mortgages adjusted higher making it more difficult for many homeowners to make their mortgage payments on time.(1)

     It is now apparent that indiscriminate lending and poor underwriting standards during the housing boom, earlier this decade, are taking their toll. In response to deteriorating conditions, commercial and investment banks have significantly tightened their lending standards -- both to borrowers and amongst one another -- in an effort to shore up their balance sheets, effectively reducing business activity. The short-term commercial-paper market, which funds the daily operations of many businesses, became increasingly dysfunctional as many firms were unable to find investors for their short-term financing needs -- given increased counterparty risk. This market began to stabilize towards the end of the year, but what started as a liquidity problem has, in many cases, escalated to a much more serious solvency problem.

     With their decision to lower short-term interest rates by 50 basis points at their September meeting, the Federal Reserve sent a clear message to the markets that they were attuned to the deteriorating economic outlook. A further 50-basis point reduction in rates followed at the next two Federal Open Market Committee (FOMC) meetings bringing the Federal Funds rate to 4.25% by year end.

     In our view, a recession in the U.S. is looming, albeit at year end job growth was still positive. History shows, however, that real short-term interest rates (the current interest rate minus the rate of inflation) drop to zero or lower in recessions which would be consistent with a 2.50% Fed Funds rate, in the current cycle. We believe a sluggish economy in 2008 will mean further monetary reflation, and expect the Federal Reserve will continue lowering rates in 2008. As such, our policy will be to continue to proactively extend the average maturity in the Weiss Treasury Only Money Market Fund, in anticipation of lower rates in the future.

---------------

(1) Source: Mortgage Bankers Association: Delinquent loans as a percent of total number of residential loans outstanding.

     As typically occurs during times of crisis, investors flock to the safest securities in the world, direct obligations of the U.S. Government, primarily the investments in which this Fund is invested. The unprecedented demand for U.S. Treasury securities from institutional and retail investors alike resulted in U.S. Treasury bill yields declining materially during the latter part of the year. Given our expectation of further interest-rate cuts from the Fed as economic conditions worsened, we positioned the Fund more defensively by extending the average weighted maturity -- allowing us to effectively lock in relatively higher rates before the latest credit-market turmoil. This action proved timely and allowed the Fund to maintain a relatively higher yield than many of its peers.

     For all of 2007, the Fund produced a total return of 4.19%, on par with 2006's 4.22% return. As we have mentioned, a sluggish economy in 2008 will likely result in lower interest rates, which would naturally lead to lower yields for the Fund. However, our policy of extending maturities allows us to maintain higher yields than would otherwise be the case during a falling-rate environment. In addition, we cannot rule out that the economy could continue to grow, albeit at a more moderate pace, which would likely result in higher, not lower, rates thereby benefitting the Fund.

     When we launched the Weiss Treasury Only Money Market Fund over a decade ago, our principles were clear: safety of principal, liquidity, and a reasonable rate of interest. By adhering to these principles, we believe we will be able keep the Fund out of harm's way during the current credit crisis. While many firms fail to state what their money market funds invest in, the Weiss Fund is entirely transparent, and is part of a select number of money market funds that invest primarily in U.S. Treasury securities and repurchase agreements secured by such obligations, helping to ensure the Fund's portfolio is of the highest credit quality.

     As always, we thank you for investing in the Weiss Treasury Only Money Market Fund and welcome your questions and comments. We look forward to continuing to serve your interests of safety, liquidity, and a reasonable rate of return, in the future. Should you have any questions about The Weiss Fund, please call a Fund representative at 800.430.9617.

Sincerely,

/s/ Sharon A. Daniels

Sharon A. Daniels
President
The Weiss Fund

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE WEISS FUND

FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING           ENDING           EXPENSES PAID
                                                ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                                                   7/1/07            12/31/07         7/1/07-12/31/07
                                                -------------      -------------      ---------------
Actual........................................     $1,000            $1,019.90             $3.67
Hypothetical (5% return before expenses)......     $1,000            $1,021.58             $3.67

------------

* Expenses are equal to the Fund's annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE WEISS FUND

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

U.S. Treasury Bills.........................................   67.8%
Repurchase Agreements.......................................   31.9%
Short-Term Investment.......................................    0.3%
                                                              -----
                                                              100.0%
                                                              =====

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2007

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)       VALUE
---------------------------------------                       ---------    -----------
U.S. TREASURY BILLS -- 67.8%
  4.650%, 01/03/2008........................................   $ 5,000     $ 4,998,708
  4.670%, 01/03/2008........................................     5,000       4,998,703
  4.330%, 01/17/2008........................................     5,000       4,990,378
  3.820%, 01/24/2008........................................     5,000       4,987,797
  3.940%, 01/31/2008........................................     5,000       4,983,583
  3.970%, 02/07/2008........................................     5,000       4,979,599
  4.145%, 02/14/2008........................................     5,000       4,974,669
  4.145%, 02/21/2008........................................     5,000       4,970,640
  3.895%, 02/28/2008........................................     5,000       4,968,624
  3.325%, 03/06/2008........................................     5,000       4,969,983
  3.340%, 03/13/2008........................................     5,000       4,966,600
  3.090%, 03/20/2008........................................     5,000       4,966,096
  2.960%, 03/27/2008........................................     5,000       4,964,644
  3.000%, 04/03/2008........................................     5,000       4,961,250
  2.960%, 04/10/2008........................................     5,000       4,958,889
  2.970%, 04/17/2008........................................     5,000       4,955,862
                                                                           -----------
Total U.S. Treasury Bills (Cost $79,596,025)................                79,596,025
                                                                           -----------
REPURCHASE AGREEMENTS -- 32.0%
  Fidelity Repurchase Agreement 1.10%, due 01/02/08 (dated
    12/31/07; proceeds $21,501,314, collateralized by
    $21,357,000 U.S. Treasury Notes, 4.500% due 03/31/09,
    valued at $21,930,000)..................................    21,500      21,500,000
  MF Global Repurchase Agreement 1.00%, due 01/02/08 (dated
    12/31/07; proceeds $16,000,889, collateralized by
    $14,900,000 U.S. Treasury Notes, 12.000% due 08/15/13,
    valued at $16,320,000)..................................    16,000      16,000,000
                                                                           -----------
  Total Repurchase Agreements (Cost $37,500,000)............                37,500,000
                                                                           -----------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2007 (CONCLUDED)

                                                              SHARES
                                                              (000)        VALUE
                                                              ------    ------------
SHORT-TERM INVESTMENT -- 0.3%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
    $346,321)...............................................   346      $    346,321
                                                                        ------------
TOTAL INVESTMENTS -- 100.1% (COST $117,442,346*)............             117,442,346
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)
  Dividend Payable..........................................                  (7,555)
  Accrued Advisory Expense..................................                  (8,067)
  Accrued Administrative Expense............................                 (17,655)
  Accrued Custody Expense...................................                  (6,309)
  Accrued Transfer Agent Expense............................                 (21,827)
  Other Liabilities.........................................                 (51,731)
  Other Assets..............................................                   6,956
                                                                        ------------
                                                                            (106,188)
                                                                        ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  117,336,556 shares of
  capital stock outstanding)................................            $117,336,158
                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($117,336,158 / 117,336,556 shares outstanding)...........            $       1.00
                                                                        ============

------------
* Aggregate cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
  Interest..................................................  $5,531,259
                                                              ----------
EXPENSES:
  Investment Advisory fees..................................     573,390
  Transfer agent fees.......................................     148,859
  Administration fees.......................................     124,262
  Legal fees................................................     146,054
  Registration and filing fees..............................      29,835
  Trustees' and Chief Compliance Officer fees...............      34,500
  Custodian fees............................................      23,206
  Printing fees.............................................      27,028
  Insurance fees............................................       9,910
  Audit fees................................................      12,500
  Miscellaneous expenses....................................       1,475
                                                              ----------
                                                               1,131,019
  Less: expenses waived and reimbursed......................    (322,266)
                                                              ----------
    Total expenses..........................................     808,753
                                                              ----------
    Net investment income...................................   4,722,506
                                                              ----------
Net increase in net assets resulting from operations........  $4,722,506
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              DECEMBER 31, 2007    DECEMBER 31, 2006
                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income..................................     $  4,722,506         $  4,868,889
                                                                 ------------         ------------
     Net increase in net assets resulting from operations...        4,722,506            4,868,889
  Distributions:
     From net investment income ($0.04 and $0.04 per share,
       respectively)........................................       (4,722,506)          (4,868,889)
  Capital share transactions:
     Net increase (decrease) from capital share
       transactions.........................................       (9,222,565)          20,638,122
                                                                 ------------         ------------
     Total increase (decrease) in net assets................       (9,222,565)          20,638,122
NET ASSETS
  Beginning of year.........................................      126,558,723          105,920,601
                                                                 ------------         ------------
  End of year...............................................     $117,336,158         $126,558,723
                                                                 ============         ============

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                  WEISS TREASURY ONLY MONEY MARKET FUND
                         --------------------------------------------------------
                                     FOR THE YEAR ENDED DECEMBER 31,
                         --------------------------------------------------------
                           2007        2006        2005        2004        2003
                         --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF YEAR:...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income.............      0.04        0.04        0.02        0.01        0.00
                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  From net investment
    income.............     (0.04)      (0.04)      (0.02)      (0.01)      (0.00)*
                         --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  YEAR:................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         ========    ========    ========    ========    ========
TOTAL RETURN...........      4.19%       4.22%       2.41%       0.59%       0.44%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of year
  (000)................  $117,336    $126,559    $105,921    $113,340    $161,138
Ratio of expenses to
  average net assets(1,
  2)...................      0.71%       0.68%       0.68%       0.68%       0.65%
Ratio of net investment
  income to average net
  assets(3)............      4.12%       4.16%       2.37%       0.55%       0.46%

------------
(1) Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 would have been 0.99%,
    0.99%, 0.96%, 0.91%, and 0.75%, respectively.

(2) From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund.

(3) Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been 3.84%, 3.85%, 2.09%, 0.32%, and 0.36%, respectively.

* Distributions are less than a penny per share.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2007 and 2006 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial state-

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

ment purposes. These differences, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

In September 2006, FASB issued FASB Statements No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral. If the value of the collateral falls below the required amount of collateral, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Capital Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer and Trustee to the Trust.

Delray Financial Corporation ("Delray"), has been retained by the Manager to provide sub-advisory services to the Fund. Under a sub-advisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund's assets. However, the Manager is responsible for implementing the execution of trans-

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

actions recommended by Delray in the exercise of the Manager's independent judgment regarding the appropriateness of Delray's investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.

Weiss Capital Securities, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund. In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $322,266. These waivers are not recoupable.

The Chief Compliance Officer ("CCO") is an employee of the Manager*. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the period ended December 31, 2007, the Fund reimbursed the Manager $12,000 for CCO fees.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $1,250 for each Board meeting attended, $500 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.


4.  NET ASSETS
At December 31, 2007, the Fund's net assets consisted of:

Paid in Capital.............................................  $117,336,158
                                                              ============

------------

* From February 16, 2007 to August 2, 2007, the CCO was an independent contractor of the Manager. Effective August 2, 2007, a new Chief Compliance Officer ("CCO") was appointed who is an employee of the Manager.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)



5.  SHARES OF BENEFICIAL INTEREST
The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the years ended December 31, 2007 and 2006, respectively, are summarized below.

                      YEAR ENDED DECEMBER 31, 2007   YEAR ENDED DECEMBER 31, 2006
                      -----------------------------  -----------------------------
                         SHARES          VALUE          SHARES          VALUE
                      -------------  --------------  -------------  --------------
Shares Sold.........   196,350,833   $ 196,350,833    245,731,615   $ 245,731,615
Shares Reinvested...     4,592,222       4,592,222      4,724,836       4,724,836
Shares
  Repurchased.......  (210,165,620)   (210,165,620)  (229,818,329)   (229,818,329)
                      ------------   -------------   ------------   -------------
Net Increase
  (Decrease)........    (9,222,565)  $  (9,222,565)    20,638,122   $  20,638,122
                      ============   =============   ============   =============

THE WEISS FUND
SUPPLEMENT INFORMATION -- FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------   ------------------  --------------------------------------------------  ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Pheterson (56)    Trustee since May   Attorney and Shareholder, Buckingham, Doolittle &       1              None
 7111 Fairway Drive        4, 2006             Burroughs, LLP (June 2005 - present); Attorney and
 Suite 102                                     Shareholder, Law Offices of Pheterson & Bleau
 Palm Beach Gardens, FL                        (January 1986 - June 2005).
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer (73)     Trustee since       President, Wyndmoor Sales Co. Inc.                      1              None
 7111 Fairway Drive        November 30, 1995   (1985 - present) (textiles).
 Suite 102
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk (70)          Trustee since       President, Donald Wilk Corporation                      1              None
 7111 Fairway Drive        November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 102                                     processing).
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) AND INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
 Sharon A. Daniels (46)    President since     President, The Weiss Fund, (February                    1              None
 7111 Fairway Drive        February 10, 2005   2005 - present); President, Weiss Capital
 Suite 102                 Trustee since       Securities, Inc., (June 2004 - Present);
 Palm Beach Gardens, FL    June 22, 2006       President, Weiss Capital Management, Inc. (June
 33418                                         2004 - Present); Vice President, Weiss Research
 President                                     Inc., (February 2001 - June 2004); Group
                                               Publisher, Weiss Research, Inc., February
                                               2000 - February 2003).
----------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------   ------------------  --------------------------------------------------  ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Rano (43)         Secretary and       Controller, Weiss Capital Management, Inc.             N/A              N/A
 7111 Fairway Drive        Treasurer since     (December 2006 - present); Financial and
 Suite 102                 February 10, 2005   Operations Principal, Weiss Capital Securities,
 Palm Beach Gardens, FL                        Inc. (May 2004 - present); Financial Planning
 33418                                         Manager, Weiss Capital Management, Inc. (May
 Secretary and Treasurer                       2004 - December 2006); Vice President and
                                               Financial Operations Principal, VeraVest
                                               Investments, Inc. (November 2002 - April 2004);
                                               Accountant, Allmerica Financial Corporation
                                               (November 1993 - April 2004).
----------------------------------------------------------------------------------------------------------------------------------
 Faith Imbernon (38)       Chief Compliance    Chief Compliance Officer, Weiss Capital Mgmt, Inc.     N/A              N/A
 7111 Fairway Drive        Officer since       (June 2007 - Present); Compliance Officer, Weiss
 Suite 102                 August 2, 2007      Capital Mgmt, Inc., Weiss Capital Securities, Inc
 Palm Beach Gardens, FL                        and the Weiss Fund (March 2006 - June 2007)
 33418                                         Self-employed, Real Estate (December 2003 - March
 Chief Compliance Officer                      2006) Asst. to V.P. Facilities, America's Capital
                                               Partners (November 2002 - December 2003)
                                               Self-employed, Contractor (April 2002 - November
                                               2002) Co-Manager/Principal, Vestin, Inc. (December
                                               2001 - April 2002); Assistant Vice President,
                                               American Business Financial Services (January
                                               1998 - December 2001).
----------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the period covered by this report, the Trust's Board of Trustees ("Board" or "Trustees") approved the continuation of certain of those agreements pursuant to which the Fund is provided with investment advisory services by the Manager and Delray. (See Note [3].) Overall, the Board concluded that continuation of such agreements would be in the best interests of the Fund and its shareholders, as well as consistent with the expectations of the shareholders of the Fund. In reaching this decision, the Board did not assign relative weights to any factor or deem any one or group of them to be controlling and instead considered these factors collectively. In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board in approving these contracts, including the Board's conclusions with respect to these factors, appears below.

CONSIDERATION OF THE ADVISORY AGREEMENT WITH THE MANAGER. In reviewing the nature, extent and quality of advisory services provided by the Manager, the Board considered both the performance of the Fund and the various portfolio management, administrative and shareholder services provided by the Manager giving, in each case, due regard to the fact that the Fund is designed to invest in U.S. Government money market instruments. The Board concluded that the services provided by the Manager were satisfactory, after giving due regard to the Manager's commitment to operate the Fund in a manner consistent with its use as a sweep vehicle for investment advisory clients who have placed assets with the Manager and other financial affiliates of the Manager and to provide oversight of the Fund's operations and services providers, as well as the experience and background of the advisory, compliance and administrative personnel responsible for providing services to the Fund. The Board also considered the continuity of the Fund's portfolio management team (including Delray) and the experience of this group. With respect to the performance achieved by the Fund, the Board concluded that the short-term and long-term investment performance of the Fund over various periods of time was comparable to the performance of the Fund's peer group universe. The Board also concluded that the level and quality of the services provided to the Fund by the Adviser contributed to the satisfactory performance achieved by the Fund and that the continuation of the advisory agreement with the Manager was consistent with the best interests of the Fund and the expectations of its shareholders.

In reviewing the structure of the advisory fee and corollary factors such as the cost of services provided and profits realized by the Manager, the Board considered information relating to advisory fee revenues and those expenses borne by the Manager, including the fact that the Manager is responsible for the payment of Delray's subadvisory fee and the Manager's commitment to cap the Fund's expenses at 72 basis points. The Board also considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's category and the advisory fees charged by the Manager to other non-Fund clients. Specifically, the Trustees took into account the fact that due to the expense cap of 72 basis points, the Fund's expense ratio was comparable to the average expense ratio of its peer group. The Trustees also considered the level of profit realized by the Manager relative to the entrepreneurial risks associated with management of the Fund, and the fact that due to the expense cap in place the Manager was in effect subsidizing a portion of the cost of operating the Fund. In considering the level of profit realized by the Manager, the Board reviewed information from the Manager with respect to the increase in expenses in response to rising regulatory costs and higher board compensation rates, as well as considered the increase in the expense cap from 68 basis points to 72 basis points effective May 2007. (See Note [3]). Based on these factors, as well as the Manager's continuing voluntary commitment to "cap" the expenses of the Fund, the Board concluded that the rate at which the Manager is compensated for its services, and the profits realized by the Manager, are not excessive, particularly in light of the quality of services being provided to the Fund.

During the course of its review of the advisory fees paid by the Fund, the Trustees considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Trustees concluded that, while such economies may be realized in the future, such prospective economies do not warrant reconsideration of the advisory fee structure at this time. The Trustees also considered the character and amount of other incidental benefits received by the Manager and its affiliates from its association with the Fund. Finally, the Trustees considered the fact that many shareholders of the Fund became shareholders as a result of other relationships with the Manager, taking into account the extent to which the Fund is used as a sweep account for cash positions for clients in other investment advisory programs operated by the Manager.

CONSIDERATION OF THE ADVISORY AGREEMENT WITH DELRAY. In considering the nature and quality of the services provided by Delray, the Board considered the fact that Delray's services are limited to the provision of non-discretionary investment advice. The Board also considered the extensive experience of the personnel responsible for providing these services. While the Board was informed with respect to other accounts managed by Delray, the cost to Delray of providing services under its agreement relating to the Fund, and the relative importance of Delray's relationship with the Fund to its overall operation, the Board did not consider these matters to be of substantial significance in its deliberations in light of the non-discretionary nature of the agreement with Delray and the fact that Delray's fee is paid by the Manager and not by the Fund. Rather, the Board concluded that Delray's services contributed to the satisfactory performance achieved by the Fund and thus that continuation of Delray's agreement was consistent with the best interests of the Fund and the expectations of its shareholders.

THE WEISS FUND (UNAUDITED)

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2007, is available without charge, upon request by calling 1-800-430-9617 and on the SEC's website at http://www.sec.gov.

THE WEISS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Weiss Fund
Palm Beach Gardens, Florida

     We have audited the accompanying statement of net assets of Weiss Treasury Only Money Market Fund, a series of The Weiss Fund, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
January 25, 2008

Officers
    Sharon A. Daniels, President
    Jeffrey Rano, Treasurer and Secretary
    Faith Imbernon, Chief compliance Officer

Investment Manager
    Weiss Capital Management, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Sub-Adviser
    Delray Financial Corp.
    4521 PGA Blvd.
    Suite 265
    Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
    PFPC Inc.
    301 Bellevue Pkwy.
    Wilmington, DE 19809

Distributor
    Weiss Capital Securities, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Counsel
    Dechert LLP
    200 Clarendon Street, 27th Floor
    Boston, MA 02116

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

THE
  WEISS
    FUND

[WEISS FUND LOGO]

WEISS TREASURY
ONLY MONEY
MARKET FUND

ANNUAL REPORT
TO SHAREHOLDERS
DECEMBER 31, 2007

WES0807

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Trustees has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,500 for 2007 and $12,500 for 2006.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
          (a) of this Item are $0 for 2007 and $0 for 2006.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2007 and $0 for 2006.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

     (e)(1) Before any accountant, including the Accountants, is engaged by the Investment Company to render either audit or non-audit services, such engagement must be approved by the Committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the Committee must also pre-approve the engagement of any accountant, including the Accountants, by the Investment Company's investment adviser (not including a subadviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the Investment Company, with the exception of any de minimus engagement meeting applicable requirements.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) Not applicable

               (c) Not applicable

               (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as Exhibit 12(a)(1) to the Registrant's Form N-CSR, filed on March 7, 2005 (Accession No. 0000893220-05-000474).

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Weiss Fund


By (Signature and Title)*  /s/ Sharon A. Parker-Daniels
                           -----------------------------------
                           Sharon A. Parker-Daniels, President
                           (principal executive officer)

Date March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Sharon A. Parker-Daniels
                           -----------------------------------
                           Sharon A. Parker-Daniels, President
                           (principal executive officer)

Date March 7, 2008


By (Signature and Title)*  /s/ Jeffrey S. Rano
                           -----------------------------------
                           Jeffrey S. Rano, Treasurer
                           (principal financial officer)

Date March 7, 2008

* Print the name and title of each signing officer under his or her signature.